S000039569 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	30.71%	1.42%			5.22%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	30.35%	1.17%			4.96%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.32%	1.00%			4.78%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.42%	1.01%			4.03%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	30.60%	1.35%	5.15%	[1]
Performance Inception Date			Feb. 24, 2017
Class I | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.67%	[1]	8.18%
Performance Inception Date			Feb. 24, 2017
Class I | MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.83%	5.62%	7.62%	[1]	7.49%
Performance Inception Date			Feb. 24, 2017

[1]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on February 24, 2017.